Aug. 31, 2025
Neuberger Berman Quality Select ETF
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.55
Other expenses[1]	0.97
Total annual operating expenses	1.52
Fee waivers and/or expense reimbursement	1.04
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.48

1	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.48% of average net assets until 8/31/2026 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.55% of average net assets from 9/1/2026 to 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

3
The Manager has contractually undertaken to waive its management fee by 0.07% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.55
Other expenses[1]	0.97
Total annual operating expenses	1.52
Fee waivers and/or expense reimbursement	1.04
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.48

1	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
2
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.48% of average net assets until 8/31/2026 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.55% of average net assets from 9/1/2026 to 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

3
The Manager has contractually undertaken to waive its management fee by 0.07% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
1 Year	3 Years
$49	$169

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. Because the Fund is new and has not yet commenced operations prior to the date of this prospectus, it does not have a portfolio turnover rate to provide.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality.  The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above, and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, focusing on identifying what he believes to be high-quality companies.

The Portfolio Manager believes that high-quality companies are those with durable competitive advantages—sources of value that can be maintained or become even more pronounced in the future.  In seeking to identify companies that the Portfolio Manager believes to be high quality, he will consider one or more of the following characteristics: a durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flows), high integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure.

Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what he believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.

In carrying out the investment strategy, the Portfolio Manager may rely on both current information, such as a company’s current profitability, leverage, and financial information, and future projections, which are based on the Portfolio Manager’s assessment of future profitability, capital allocation, growth opportunities, and the company’s ability to continue to maintain its competitive advantage.
Consistent with the Fund’s focus on identifying high-quality companies, the Portfolio Manager considers whether companies demonstrate appropriate corporate governance practices and are responsive to financially material social and environmental issues.  While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material governance, social and environmental considerations, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of these factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of governance, social and environmental factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”) and those in emerging markets. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.